Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 4,477	$ 479
Other comprehensive income:
Unrealized net gains (losses), net of taxes	(72)	(47)
Realized net losses, net of tax	12
Other comprehensive income (loss), net of tax	(60)	(47)
Comprehensive income	$ 4,417	$ 432